Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement [Abstract]
Cash	$ 2,498	$ 1,656
Cash equivalents	8,156	5,059
Short-term securities	2,873	2,860
Cash, cash equivalents and short-term securities	13,527	9,575
Less: Bank overdraft, recorded in Other liabilities	6	30
Net cash, cash equivalents and short-term securities	$ 13,521	$ 9,545